Recapitalization - Schedule of Number of ECD Shares (Details) - Class A Common Stock [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Number of ECD Shares [Line Items]
ECD Shares	100
ECD Shares after conversion ratio	24,000,000